UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          September 30, 2011

Check here if Amendment [ ];  Amendment Number:

This Amendment (Check only one.):              [ ]  is a restatement.
                                               [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Bessemer Securities LLC

Address:  630 Fifth Avenue          New York,          New York          10111

Form 13F File Number:   28-7250

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John G. MacDonald

Title:    Senior Vice President

Phone:    212-708-9230

Signature, Place, and Date of Signing:

/s/ John G. MacDonald               New York, NY               October 26, 2011
---------------------------------
[Signature]                         [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       3

Form 13F Information Table Entry Total:                  3

Form 13F Information Table Value Total:                 $0
                                                        --
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.     Form 13F File Number     Name

1       28-13119                 Bessec Funding LLC
2       28-0356                  Bessemer Securities Corporation
3       28-7206                  Bessemer Ventures, Inc.


                                                 BESSEMER SECURITIES LLC (28-7250)
------------------------------------------------------------------------------------------------------------------------------------
                                                  Market
                     Title of                     Value     SH or Prin     Investment        Other
Name of Issuer        Class         CUSIP #       (000)       Amount       Discretion       Managers       Voting Authority (Shares)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           Sole     Shared     None
------------------------------------------------------------------------------------------------------------------------------------

      -                -              -             -            -         -   NA   -          -             -        -          -





Additional Securities over which Bessemer Securities Corporation (28-0356) exercises investment discretion are reported by The Bessemer Group, Incorporated (28-7806).